STOCK-BASED COMPENSATION (Schedule of Stock Option Activity for Subsidiary) (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Au10tix Limited [Member]
Number of options
Options outstanding, beginning balance | shares	200,500
Options granted | shares	0
Options exercised | shares	0
Forfeited | shares	625
Options outstanding, ending balance | shares	199,875
Options exercisable at end of period | shares	199,875
Stock Option, Weighted Average Exercise Price
Options outstanding, beginning balance | $ / shares	$ 0.01
Options granted | $ / shares	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	0
Forfeited | $ / shares	0
Options outstanding, ending balance | $ / shares	0.01
Options exercisable at end of period | $ / shares	$ 0.01
Stock Option, Additional Disclosures
Weighted average remaining contractual term	5 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	5 years 6 months
AU10TIX Technologies B.V [Member]
Number of options
Options outstanding, beginning balance | shares	0
Options granted | shares	30,000
Options exercised | shares	0
Forfeited | shares	0
Options outstanding, ending balance | shares	30,000
Options exercisable at end of period | shares	22,500
Stock Option, Weighted Average Exercise Price
Options outstanding, beginning balance | $ / shares	$ 0
Options granted | $ / shares	26.46
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	0
Forfeited | $ / shares	0
Options outstanding, ending balance | $ / shares	26.46
Options exercisable at end of period | $ / shares	$ 26.46
Stock Option, Additional Disclosures
Weighted average remaining contractual term	5 years 2 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	5 years 2 months 12 days